Commitments and Contingencies (Details) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	MXN ($)	USD ($)	MXN ($)
Commitments and Contingencies
Commitments for programming rights		$ 116,300	$ 2,287,478
Commitments for transmission rights		854,900	16,818,467
Commitments for transmission rights to be sublicensed		144,700	2,845,896
Total aggregate commitments			2,586,520
Commitments for gaming operations			175,357
Commitments to acquire television technical equipment			187,012
Commitments to acquire software and related services			1,027,216
Construction commitments for building improvements and technical facilities			1,196,935
Minimum annual commitments for the use of satellite transponders		24,808
Non-cancellable annual lease commitments			7,160,431
Minimum content of broadcast on daily basis to be offered	50.00%
2019
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		8,010
Non-cancellable annual lease commitments			826,722
2020
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		7,574
Non-cancellable annual lease commitments			768,575
2021
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		6,268
Non-cancellable annual lease commitments			717,957
2022
Commitments and Contingencies
Non-cancellable annual lease commitments			685,883
2022 and thereafter
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		$ 2,956
2023
Commitments and Contingencies
Non-cancellable annual lease commitments			674,820
Thereafter
Commitments and Contingencies
Non-cancellable annual lease commitments			$ 3,486,474
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. ("GTAC") | Long-term credit facility
Commitments and Contingencies
Amount of future financing expected to provide in 2019	$ 109,863